Operating Segments - Dominion Energy (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Asset early retirement expense				$ 125	$ 155
Charges associated with impairment of nonregulated solar generation facilities net of tax	$ 1,100
Gain (loss) on investments				(505)	639	$ 412
Loss associated with sale of Kewaunee, after tax		$ 513
Charge for RGGI compliance cost, after tax		134
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax		$ 142
Charges associated with the settlement of the South Carolina electric base rate case, after tax			$ 199
Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)				(2,900)	(485)	(1,200)
Charge associated with storm damage and service restoration				125
Charge associated with storm damage and service restoration, after tax				93
Write-off of inventory charge				40
Write-off of inventory charge, after tax				30
Operating Segments | Nuclear Decommissioning Trust Fund
Segment Reporting Information [Line Items]
Gain (loss) on investments				559	568	335
Gain (loss) on investments, after tax				451	445	264
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net benefits (expenses)				(1,700)	705	(2,900)
After- tax net benefits (expenses) for specific items				(1,700)	821	(2,700)
Dominion Energy South Carolina Inc | Operating Segments
Segment Reporting Information [Line Items]
Litigation settlement expense					70	117
Litigation settlement expense, after tax					53	93
Charges associated with the settlement of the South Carolina electric base rate case					266
Charges associated with the settlement of the South Carolina electric base rate case, after tax					199
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Charge for expected CCRO						130
Charge for expected CCRO, net of tax						97
Charge for RGGI compliance cost				213
Charge for RGGI compliance cost, after tax				159
Charge in connection with comprehensive settlement agreement for fuel expenses				191
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax				142
Benefit for change in expected CCRO reserve					130
Benefit for change in expected CCRO reserve, after tax					97
Charges associated with budget process related to customer arrears					77
Charges associated with budget process related to customer arrears, after tax					57
Charge associated with storm damage and service restoration					68
Charge associated with storm damage and service restoration, after tax				87	50
Amortization of regulatory asset				243	61
Amortization of regulatory asset after tax				181	45
Charges for Dismantling cost				167
Charges for Dismantling cost, after tax				124
Loss from unbilled revenue reduction					151
Loss from unbilled revenue reduction, after tax					112
Net charge associated with settlement of the 2021 Triennial Review					125
Net charge associated with settlement of the 2021 Triennial Review, after tax					93
Charges associated with legislation enacted related to customer arrears						127
Charges associated with legislation enacted related to customer arrears, net of tax						94
Write-off of inventory charge, after tax				14
Dominion Energy Virginia | Operating Segments | Nuclear Decommissioning Trust Fund
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax				(58)	55	27
Dominion Energy Virginia | Operating Segments | Electric Generation Facilities
Segment Reporting Information [Line Items]
Asset early retirement expense						751
Asset early retirement expense after tax						564
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Charges associated with impairment of nonregulated solar generation facilities				1,500
Charges associated with impairment of nonregulated solar generation facilities net of tax				1,100
Charge associated with the sale of Fowler Ridge						221
Charge associated with the sale of Fowler Ridge, net of tax						171
Loss associated with sale of Kewaunee				649
Loss associated with sale of Kewaunee, after tax				513
Loss related to economic hedging activities					337
Loss related to economic hedging activities, after tax					254
Net loss on the sale of non-wholly-owned nonregulated solar facilities					211
Net loss on the sale of non-wholly-owned nonregulated solar facilities after tax					161
Charge associated with storm damage and service restoration, after tax				6
Charge associated with revision in estimated recovery of spent nuclear fuel costs associated with the decommissioning of Kewaunee					44
Charge associated with revision in estimated recovery of spent nuclear fuel costs associated with the decommissioning of Kewaunee, after tax					35
Charge associated with certain nonregulated solar generation facilities						405
Charge associated with certain nonregulated solar generation facilities, net of tax						325
Gain related to economic hedging activities				67
Gain related to economic hedging activities after tax				49
Write-off of inventory charge, after tax				16
Contracted Energy | Operating Segments | Nuclear Decommissioning Trust Fund
Segment Reporting Information [Line Items]
Gain (loss) on investments, after tax				$ 393	$ 390	$ 237